Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
3.	Cash and cash equivalents

	As of December 31,
	2016	2017
	$	$
Cash at bank and in hand	36,531,272	204,008,828
Cash equivalents	47,417,498	25,651,320
	83,948,770	229,660,148
Denominated in:
US$	77,463,141	224,878,393
RMB (note (i))	6,365,311	3,927,163
Australia dollar ("A$")	120,318	854,592
	83,948,770	229,660,148

Note:

(i)

Certain cash and bank balances denominated in RMB were deposited with banks in the PRC. The conversion of these RMB denominated balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.